Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 61,945	$ 80,746
Inventory allowances	18,007	19,860
Property, plant and equipment	2,751	4,152
Operating lease right of use assets	19,913	44,341
Other assets	116,524	93,252
Net operating loss carry-forwards	94,776	87,490
Gross deferred tax assets	313,916	329,841
Valuation allowance	(165,199)	(164,906)
Deferred tax assets, net of valuation allowance	148,717	164,935
Intangible assets	(74,892)	(77,661)
Property, plant and equipment	(35,956)	(28,767)
Operating lease liabilities	(19,479)	(43,596)
Reserves and allowances	(9,155)	(13,723)
Deferred tax liabilities, gross	(139,482)	(163,747)
Net deferred tax assets	$ 9,235	$ 1,188